Consolidated Statement of Cash flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Cash flows
Net Income (Loss)	$ (1,568,475)	$ (105,716)	$ (1,170,666)	$ (490,234)
Cash provided (used) from operating activities
Depreciation	96,106	0	232,271	0
Change in Accounts Receivable	(17,411)	0	(36,274)	0
Change in inventory	$ 13,142	$ (76,900)	(292,232)	0
Shares and warrants issued	1,358,350
Change in other assets	$ (3,936)	$ 0	(64,511)	0
Change in JV liabilities	0	900,000	600,000	0
Change in Accounts Payable and Accrued Expenses	212,872	823,569	1,388,237	433,115
Change in Accrued Expenses - related party	3,624	0	14,235	0
Change in Unearned Revenue	(10,952)	0	149,966	0
Net cash provided (used) from operating activities	83,320	1,540,953	821,026	(57,119)
Cash used in investing activities
Purchase of Equipment	(43,528)	(2,230,821)	(2,302,687)	0
Investment in series B	0	0	(50,000)	0
Shareholder loan	0	0	(50,000)	0
Investment in XLR	0	0	(300,000)	0
Net cash used in investing activities	(43,528)	(2,230,821)	(2,702,687)	0
Cash provided by financing activities
Proceeds from Notes Payable	798,109	631,900	1,452,500	40,800
Contributed Capital	0	58,296	379,521	17,364
Proceeds from Notes Payable related parties	(20,000)	0	120,800	0
Net cash provided by financing activities	778,109	690,196	1,952,821	58,164
Net Increase (Decrease) In Cash	817,901	328	71,160	1,045
Cash At Beginning of Period	72,205	1,045	1,045	0
Cash At End of Period	890,106	328	72,205	1,045
Supplemental Cashflow Information
Interest Paid	0	0	0	0
Taxes Paid	$ 0	$ 0	$ 0	$ 0